Share-Based Incentive Compensation	3 Months Ended
Mar. 31, 2017
Share-Based Incentive Compensation disclosure
Share-Based Incentive Compensation disclosure [Text Block]

10.          SHARE-BASED INCENTIVE COMPENSATION

The following information relates to fully vested stock option awards at March 31, 2017:

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Vested at end of period (1)	6,328,223	$86.11	6.5 years	$218

Exercisable at end of period	3,631,047	$68.37	4.8 years	$189

(1)     Represents awards for which the requisite service has been rendered, including those that are retirement eligible.

The total compensation cost for all share-based incentive compensation awards recognized in earnings was $42 million and $50 million for the three months ended March 31, 2017 and 2016, respectively.  The related tax benefits recognized in earnings were $14 million and $17 million for the three months ended March 31, 2017 and 2016, respectively.

The total unrecognized compensation cost related to all nonvested share-based incentive compensation awards at March 31, 2017 was $214 million, which is expected to be recognized over a weighted-average period of 2.2 years.